Summary of Common Share Awards Issued (Parenthetical) (Detail) (Non Employee Director)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non Employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issued and vested immediately upon issuance	99,999	109,410	143,100